Business Combinations (Tables)	9 Months Ended
Sep. 30, 2021
Business Acquisition [Line Items]
Summary of pro forma data is presented for illustrative purposes as follows

	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Pro forma net revenues	$567,107	$545,659

Pro forma net loss before income taxes	$(79,356)	$(104,221)

Sunrise Acquisition [Member]
Business Acquisition [Line Items]
Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows
iv)
On May 1, 2021, the Company acquired, through a subsidiary, a single outpatient diagnostic imaging center in Sunrise, Florida, for cash consideration of $0.8 million (the “Sunrise Acquisition”). This asset acquisition was considered a business combination. The Company has made a preliminary fair value determination of the acquired assets and assumed liabilities as of the date of acquisition as follows.

Assets acquired:
Property and equipment	$521
Operating lease right-of-use assets	2,308

2,829

Liabilities assumed:
Obligations under operating leases	2,308

Net assets acquired	521
Goodwill	279

Purchase price	$800

Florida Acquisition [Member]
Business Acquisition [Line Items]
Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows
iii)
On May 1, 2021, the Company acquired, through a subsidiary, six outpatient diagnostic imaging centers in Florida in six simultaneous transactions with related sellers, for aggregate cash consideration of $34.6 million and share consideration of $3.0 million through issuance of 974,999 common shares of the Company at a price of $3.09 per share based on the share price at the close of April 30, 2021 (the “Florida Acquisition”). The Company has made a preliminary fair value determination of the acquired assets and assumed liabilities as of the date of acquisition as follows. Other intangible assets consist of the trade name and covenants not to compete.

Assets acquired:
Accounts receivable	$3,594
Prepaid expenses	83
Property and equipment	483
Operating lease right-of-use assets	6,874
Other intangible assets	841

11,875
Liabilities assumed:
Accounts payable and accrued liabilities	333
Obligations under finance leases	136
Obligations under operating leases	6,874

7,343

Net assets acquired	4,532
Goodwill	33,035

Purchase price (cash and common shares)	$37,567

Massachusetts Acquisition [Member]
Business Acquisition [Line Items]
Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows
ii)
On June 1, 2021, the Company acquired through a subsidiary, all of the issued and outstanding equity interests in a company that owns three outpatient diagnostic imaging centers in Massachusetts for cash consideration of $0.4 million (the “Massachusetts Acquisition”). The Company has made a preliminary fair value determination of the acquired assets and assumed liabilities as of the date of acquisition as follows.

Assets acquired:
Cash	$5
Accounts receivable	59
Property and equipment	329
Operating lease right-of-use assets	1,413

1,806
Liabilities assumed:
Accounts payable and accrued liabilities	44
Obligations under operating leases	1,413

1,457

Net assets acquired	349
Goodwill	51

Purchase price	$400

Alliance Acquisition [Member]
Business Acquisition [Line Items]
Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows
The following table summarizes the purchase consideration for the Alliance Acquisition, and the preliminary fair value of the assets acquired and liabilities assumed as of the date of the acquisition.
Allocation of the purchase price:

Shares of common stock issued	14,223,570
Per share value of common stock issued	$2.17

Fair value of common stock issued	$30,865
Cash paid at closing	748,490
Working capital adjustment	6,548

Total purchase price	$785,903

Assets acquired:
Acquired cash	$26,125
Acquired net working capital	16,248
Property and equipment	207,053
Intangibles - Customer contracts	213,973
Intangibles - Trade names	69,591
Intangibles - Certificates of need	68,964
Intangibles - Third party management agreements	10,200
Goodwill	490,749
Other assets	8,171
Operating lease right-of-use assets	82,577

1,193,651

Liabilties assumed:
Equipment debt	54,673
Obligations under finance leases	9,349
Obligations under operating leases	86,960
Deferred tax liability	37,641
Other liabilties	6,915

195,538

Net assets acquired	998,113
Noncontrolling interests	(212,210)

Purchase price	$785,903

Summary of significant unobservable inputs used in the fair value measurement of the Company's identifiable intangible assets are growth and attrition rates, discount rate and royalty rate

	Fair value at September 1, 2021	Valuation Technique	Unobservable Input	Selected Assumption
Customer contracts	$213,973	Attrition rate	Attrition rate	2.8%-5.8%
			Growth rate	3.0%
			Discount rate	12.8%-16.4%

Trade names	$69,591	Relief from Royalty	Royalty rate	1.5%
		Method	Discount rate	12.4%-12.8%

Certificates of need	$68,964	Acquistion Costs	Discount rate	12.4%-12.8%